UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            Form 13F

                       FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2008

Check here if Amendment [  ]; Amendment Number:  ___________
  This Amendment (Check only one):       [  ] is a restatement.
						[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pineno Levin & Ford Asset Management, Inc.
Address:	7204 Glen Forest Dr., Suite 103
		Richmond, VA 23226

Form 13F File Number:	28-12445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jeffrey Levin
Title:		Chief Compliance Officer
Phone:		804-288-3772

Signature, Place, and Date of Signing:

/s/ Jeffrey D. Levin			Richmond, VA		February 12, 2009


Report Type (Check only one):

[X]	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		None

Form 13F Information Table Entry Total:		43

Form 13F Information Table Value Total:		75,310
						(thousands)


List of Other Included Managers:


NONE

FORM 13F INFORMATION TABLE
					TITLE OF				VALUE		SHARES/	SH/	PUT/	INVEST	OTHER		   VOTING AUTHORITY
NAME OF ISSUER				CLASS			CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCETN	MANAGERS	SOLE	    SHARED	NONE
------------------------------	--------------  		----------	---------	------- ---	----	------	--------	-----       ------  	------
3M COMPANY				COM			604059105	1979		 34395	SH		SOLE			30595		0	3800
ACCENTURE LTD CL A			CL A			G1150G111	2128	         64900	SH		SOLE			57850		0	7050
ALBEMARLE CORP				COM			012653101	 156		  7000	SH		SOLE			 7000		0	   0
BANKAMERICA CORP			COM			066050105	1272	         90348	SH		SOLE			84048		0	6300
BAXTER INTERNATIONAL INC		COM			071813109	2341		 43675	SH		SOLE			39100		0	4575
BB&T CORPORATION			COM			054937107	1158		 42182	SH		SOLE			41744		0	 438
BERKSHIRE HATHAWAY CL B			COM			084670207	2934		   913	SH		SOLE		  	  806		0	 107
BIOTECH HOLDERS TRUST			DEPOSTRY RCPTS		09067D201	3282		 19125	SH		SOLE			17205		0	1920
BP PLC 					SPONSORED ADR		055622104	2313		 49495	SH		SOLE			46145		0	3350
CAPITAL ONE FINANCIAL			COM			14040H105	 273		  8565	SH		SOLE			 8565		0	   0
CHEVRONTEXACO CORP			COM			166764100	 257		  3475	SH		SOLE		 	 2504		0	 971
CISCO SYSTEMS, INC			COM			17275R102	1257		 77120	SH		SOLE			 67920		0	9200
COMCAST CORP CLASS A			COM			200300101	2046		121192	SH		SOLE			107692		0      13500
DIAGEO PLC				SPONSORED ADR		25243Q205	2581		 45480	SH		SOLE			40330		0	5150
DISNEY WALT HOLDING COMPANY		COM			254687106	2149		 94699	SH		SOLE			86149		0	8550
DOMINION RESOURCES VA			COM			257470104	1544		 43077	SH		SOLE			37897		0	5180
EMERSON ELECTRIC			COM			291011104	1970		 53800	SH		SOLE			48450		0	5350
EXXON MOBIL CORP			COM			30231G102	5006		 62710	SH		SOLE			56060		0	6650
FPL GROUP INC				COM			302571104	 883		 17550	SH		SOLE			14350		0	3200
GENERAL ELECTRIC COMPANY		COM			369604103	1722		106313	SH		SOLE			95728		0      10585
HEWLETT-PACKARD COMPANY			COM			428236103	2850		 78532	SH		SOLE			70282		0	8250
INTEL CORPORATION			COM			458140100	1954	        133292	SH		SOLE			120142		0      13150
JOHNSON & JOHNSON			COM			478160104	3363		 56206	SH		SOLE			49624		0	6582
KROGER COMPANY				COM			501044101	2798		105950	SH		SOLE			95300		0      10650
LIBERTY MEDIA HOLDING-ENTERTAINMENT	COM			53071M500	 746		 42684	SH		SOLE			38224		0	4460
LOEWS CORPORATION			COM			540424108	1405		 49750	SH		SOLE			44050		0	5700
LOWES COMPANIES, INC.			COM			548661107	1787		 83020	SH		SOLE			74940		0       8080
MCDONALDS CORPORATION			COM			580135101	 249		  4010	SH		SOLE			 3910		0	 100
MCCORMICK & COMPANY			COM			579780206	2785		 87400	SH		SOLE			77350		0      10050
MEDTRONIC INC				COM			585055106	2427		 77234	SH		SOLE			70484		0	6750
MICROSOFT CORP				COM			594918104	2455	       	126215	SH		SOLE			113430		0      12785
PAYCHEX INC				COM			718507106	 544		 20716	SH		SOLE			20716		0	   0
PEPSICO INC				COM			713448108	1740		 31763	SH		SOLE			28263		0	3500
PFIZER INC				COM			717081103	 248		 13979	SH		SOLE			13979		0	   0
PROCTOR & GAMBLE CO			COM			742718109	 536		  8670	SH		SOLE			 7097		0	1573
ROYAL DUTCH SHELL PLC			SPONS ADR A		780257804	 190		  3584	SH		SOLE			 3584		0	   0
SCANA CORPORATION HOLDING CO		COM			80589M102	3189		 89587	SH		SOLE			80737		0	8850
SCHLUMBERGER LIMITED			COM			806857108	1623		 38335	SH		SOLE			34285		0	4050
UNITED HEALTHGROUP INC			COM			91324P102	 239		  9000	SH		SOLE			 8900		0	 100
WASTE MGMT INC DEL			COM			94106L109	3539	       	106800	SH		SOLE			95500		0      11300
WELLPOINT INC				COM			94973V107	2330		 55315  SH		SOLE			48115		0	7250
WESTERN UN CO				COM			959802109	 842		 58690	SH		SOLE			53990		0	4700
WYETH					COM			983024100	 220		  5875	SH		SOLE			 5875		0	   0